INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2014
Components of Income before Income Taxes and Income Taxes

Income before income taxes and income taxes for the years ended March 31, 2012, 2013 and 2014 are comprised of the following components:

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Income before income taxes:
Domestic	¥77,813	¥81,713	¥93,353
Foreign	37,080	19,650	52,915

Total income before income taxes	¥114,893	¥101,363	¥146,268

Income taxes:
Current income taxes:
Domestic	¥20,685	¥27,906	¥32,761
Foreign	13,514	11,749	8,139

Total current income taxes	34,199	39,655	40,900

Deferred income taxes:
Domestic	(1,148)	1,045	3,368
Foreign	(2,916)	(6,688)	6,986

Total deferred income taxes	(4,064)	(5,643)	10,354

Total income taxes	¥30,135	¥34,012	¥51,254

Reconciliations between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate

Reconciliations between the Japanese statutory income tax rate and Kyocera’s effective income tax rate for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Years ended March 31,
	2012	2013	2014
Japanese statutory income tax rate	41.0%	38.0%	38.0%
Difference in statutory tax rates of foreign subsidiaries	(6.4)	(4.8)	(4.3)
Change in valuation allowance	(1.1)	2.8	3.6
Tax credit for research and development expenses	(2.1)	(3.1)	(3.0)
Uncertainty in income taxes	1.3	(0.2)	0.4
Tax rate change*	(7.2)	—	1.2
Other	0.7	0.9	(0.9)

Effective income tax rate	26.2%	33.6%	35.0%

*	Tax rate change for the year ended March 31, 2012:

In accordance with the Law to Amend a Part of the Income Tax Law to Implement a Tax System Corresponding to Changes in the Economy and Social Structure (Law No. 114 of 2011) and the Special Measures Law to Secure Necessary Financial Resources to Execute Measures for Reconstruction from the Great East Japan Earthquake (Law No. 117 of 2011), which were enacted on December 2, 2011, the corporate tax rate, etc. applied to annual reporting periods commencing on and after April 1, 2012 has been revised in Japan. As a result of such amendments, the effective Japanese statutory corporate tax rate of 41% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 38% with respect to temporary differences to be realized during the annual reporting period commencing as from April 1, 2012 through the annual reporting period commencing as from April 1, 2014, and reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2015.

*	Tax rate change for the year ended March 31, 2014:

In accordance with the law “Partial Amendment of the Income Tax Act, etc.” (Law No.10 of 2014) in Japan on March 31, 2014, special reconstruction corporation tax was repealed a year ahead of the original schedule and will not be imposed from the annual reporting periods commencing on and after April 1, 2014. As a result of such amendments, the effective Japanese statutory corporate tax rate of 38% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2014.

Components of Deferred Tax Assets and Deferred Tax Liabilities

The components of the deferred tax assets and deferred tax liabilities at March 31, 2013 and 2014 are as follows:

	March 31,
	2013	2014
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥1,643	¥1,818
Inventories	20,250	19,433
Provision for doubtful accounts and loss on bad debts	1,399	1,543
Accrued expenses	20,517	14,062
Employee benefits	26,063	27,443
Depreciation and amortization	35,898	38,260
Securities	1,530	1,140
Net operating losses and tax credit carry forwards	30,241	33,205
Other	4,144	4,919

Total gross deferred tax assets	141,685	141,823
Valuation allowance	(34,414)	(39,496)

Net deferred tax assets	¥107,271	¥102,327

Deferred tax liabilities:
Depreciation and amortization	¥16,365	¥18,656
Securities	152,251	241,341
Prepaid benefit cost	165	2,063
Other	7,203	6,728

Total deferred tax liabilities	¥175,984	¥268,788

Net deferred tax liabilities	¥(68,713)	¥(166,461)

Net Deferred Tax Assets and Liabilities

Net deferred tax assets and liabilities at March 31, 2013 and 2014 are reflected in the consolidated balance sheets under the following captions.

	March 31,
	2013	2014
	(Yen in millions)
Deferred income taxes—current assets	¥47,349	¥41,499
Other assets	35,753	30,871
Other current liabilities	(5,586)	(2,877)
Deferred income taxes—non-current liabilities	(146,229)	(235,954)

Net deferred tax liabilities	¥(68,713)	¥(166,461)

Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset

A reconciliation of the beginning and end amount of gross valuation allowance for deferred tax asset is as follows:

	March 31,
	2012	2013	2014
	(Yen in millions)
Balance at beginning of year	¥24,687	¥25,192	¥34,414
Increase	2,667	9,824	3,519
Decrease	(3,523)	(4,356)	(1,044)
Other*	1,361	3,754	2,607

Balance at end of year	¥25,192	¥34,414	¥39,496

*	Other consists mainly of foreign currency translation adjustments and business combinations.

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and end amount of gross unrecognized tax benefits is as follows:

	March 31,
	2012	2013	2014
	(Yen in millions)
Balance at beginning of year	¥6,874	¥3,050	¥4,064
Increase—tax position in prior years	277	1,430	1,457
Increase—tax position in current year	2,135	51	187
Decrease—tax position in prior years	(868)	(33)	(324)
Settlements with taxing authorities	(5,350)	(428)	(16)
Lapse of statute of limitations	(18)	(6)	(564)

Balance at end of year	¥3,050	¥4,064	¥4,804